TAXES PAYABLE (Tables)	6 Months Ended
Apr. 30, 2022
TAXES PAYABLE
Summary of VAT and other taxes payable

	April 30, 2022	October 31, 2021
Income taxes payable	$498,705	$493,196
VAT payable	371	—
Other	18	—
	$499,094	$493,196